Provisions for Legal Proceedings - Schedule of Labor-Movement of Provisions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	$ 97,573	$ 87,127
Additions, reversals and changes in estimates	22,578	12,225
Payments	(23,534)	(14,107)
Indexation	3,553	1,948
Exchange rate variation	5,305	6,788
Ending balance	105,475	93,981
Civil - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	130,092	340,644
Additions, reversals and changes in estimates	78,914	84,398
Payments	(7,961)	(144,445)
Indexation	320	2,076
Exchange rate variation	3,198	4,639
Ending balance	204,563
Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	140,910
Additions, reversals and changes in estimates	(4,675)
Payments	(789)
Indexation	1,914
Exchange rate variation	2,833
Ending balance	140,193	287,312
Brazil [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	97,504
Additions, reversals and changes in estimates	22,568
Payments	(23,534)
Indexation	3,553
Exchange rate variation	5,303
Ending balance	105,394
Other jurisdictions [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	69
Additions, reversals and changes in estimates	10
Payments
Indexation
Exchange rate variation	2
Ending balance	81
Brazil [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		87,075
Additions, reversals and changes in estimates		12,187
Payments		(14,107)
Indexation		1,948
Exchange rate variation		6,825
Ending balance		93,928
Other jurisdictions [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		52
Additions, reversals and changes in estimates		38
Payments
Indexation
Exchange rate variation		(37)
Ending balance		53
Brazil [Member] | Civil - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	59,075
Additions, reversals and changes in estimates	4,269
Payments	(5,308)
Indexation	320
Exchange rate variation	3,198
Ending balance	61,554
USA [Member] | Civil - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	71,017	280,804
Additions, reversals and changes in estimates	74,645	83,549
Payments	(2,653)	(139,709)
Indexation
Exchange rate variation		1
Ending balance	143,009
USA [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	88,200
Additions, reversals and changes in estimates
Payments
Indexation
Exchange rate variation
Ending balance	88,200	224,645
Brazil [Member] | Civil - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		59,796
Additions, reversals and changes in estimates		831
Payments		(4,735)
Indexation		2,076
Exchange rate variation		4,654
Brazil [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Ending balance		62,622
Other jurisdictions [Member] | Civil - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		44
Additions, reversals and changes in estimates		18
Payments		(1)
Indexation
Exchange rate variation		(16)
Other jurisdictions [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Ending balance		45
Brazil [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	52,700
Additions, reversals and changes in estimates	(4,675)
Payments	(789)
Indexation	1,914
Exchange rate variation	2,833
Ending balance	51,983
Other jurisdictions [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	10
Additions, reversals and changes in estimates
Payments
Indexation
Exchange rate variation
Ending balance	$ 10
Brazil [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		68,516
Additions, reversals and changes in estimates		(3,560)
Payments		(534)
Indexation		4,982
Exchange rate variation		5,386
Ending balance		74,790
Other jurisdictions [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		1,176
Additions, reversals and changes in estimates		507
Payments		(507)
Indexation
Exchange rate variation		(449)
Ending balance		727
Jurisdiction [Member] | Tax and Social Security - Movement of provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance		69,692
Additions, reversals and changes in estimates		(3,053)
Payments		(1,041)
Indexation		4,982
Exchange rate variation		4,937
Ending balance		$ 75,517